Note 13 - Share-based Payments (Details Textual)		12 Months Ended
	Dec. 31, 2011 shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014
Statement Line Items [Line Items]
Option life, share options granted		3	1.57	1.5
Weighted average remaining contractual life of outstanding share options		2.77	0.86	1.35	2.53
Share-based payment arrangements, option vesting period			270 days
Share-based payment arrangements, option vesting period, required period before vesting begins		90 days
Risk free interest rate, share options granted		1.39%	0.44%	0.62%
Expected dividend, share options granted		$ 0	$ 0	$ 0
Expected volatility, share options granted		97.00%	107.00%	52.00%
Forfeiture rate, share options granted		0.00%	0.00%
Weighted average share price, share options granted		$ 0.20	$ 0.70	$ 0.58
Exercise price, share options granted		0.21	0.69	0.58
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted		0.12	0.26	0.15
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options		0.23	0.24	1.70
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options		$ 0.20	$ 0.14	$ 0.13
The 2011 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	4,108,635
Share reservation limitations, maximum percentage of allowed reserved shares | shares	5
The 2011 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10
Stock options vested immediately [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares		1,995,000
Stock options will vest upon achievements of non-market conditions [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares		185,000
Stock options that will vest quarterly over 3 years [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares		1,832,000
Share-based payment arrangements, option vesting period		3 years